Biological assets	12 Months Ended
Dec. 31, 2023
Agriculture1 [Abstract]
Biological assets	Biological assets
Changes in the Group’s biological assets in 2023 and 2022 were as follows:

	2023
	Crops (ii)	Rice (ii)	Dairy	Sugarcane (ii)	Total
Beginning of the year	72,843	54,125	30,045	109,431	266,444
Increase due to purchases	369	142	—	—	511
Initial recognition and changes in fair value of biological assets (i)	(10,327)	(4,301)	8,050	94,436	87,858
Decrease due to harvest / disposals	(116,007)	(58,110)	(57,262)	(245,325)	(476,704)
Costs incurred during the year	130,965	57,990	51,901	146,592	387,448
Exchange differences	(22,298)	(17,003)	(9,543)	11,324	(37,520)
End of the year	55,545	32,843	23,191	116,458	228,037

	2022
	Crops (ii)	Rice (ii)	Dairy	Sugarcane (ii)	Total
Beginning of the year	60,615	44,257	18,979	71,327	195,178
Increase due to purchases	3,028	704	—	—	3,732
Acquisition of subsidiary	—	1,676	—	—	1,676
Initial recognition and changes in fair value of biological assets (i)	64,061	16,557	27,257	108,066	215,941
Decrease due to harvest / disposals	(245,660)	(81,424)	(79,474)	(202,298)	(608,856)
Costs incurred during the year	181,163	68,432	60,826	128,308	438,729
Exchange differences	9,636	3,923	2,457	4,028	20,044
End of the year	72,843	54,125	30,045	109,431	266,444

(i) Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$15,795 for the year ended December 31, 2023 (2022: US$26,978). In 2023, an amount of US$3,999 (2022: US$4,653) was attributable to price changes, and an amount of US$11,796 (2022: US$22,325) was attributable to physical changes.
(ii) Biological assets that are measured at fair value within level 3 of the hierarchy.

Cost of production for the year ended December 31, 2023:

	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,572	10,333	7,280	13,553	34,738
Depreciation and amortization	—	—	—	5,192	5,192
Depreciation of right of use assets	—	—	—	56,256	56,256
Fertilizers, agrochemicals and seeds	63,742	17,333	—	49,125	130,200
Fuel, lubricants and others	860	979	903	3,924	6,666
Maintenance and repairs	1,958	6,351	3,175	3,494	14,978
Freights	1,534	473	109	—	2,116
Contractors and services	30,694	17,447	—	10,731	58,872
Feeding expenses	1,578	189	23,711	—	25,478
Veterinary expenses	126	65	2,334	—	2,525
Energy power	29	1,847	1,339	—	3,215
Professional fees	282	287	219	393	1,181
Other taxes	480	142	148	52	822
Lease expense and similar arrangements	24,536	1,547	—	2,100	28,183
Others	867	925	487	1,772	4,051
Subtotal	130,258	57,918	39,705	146,592	374,473
Own agricultural produce consumed	707	72	12,196	—	12,975
Total	130,965	57,990	51,901	146,592	387,448

Cost of production for the year ended December 31, 2022:

	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	5,534	11,319	7,592	11,795	36,240
Depreciation and amortization	—	—	—	5,024	5,024
Depreciation of right of use assets	—	—	—	42,166	42,166
Fertilizers, agrochemicals and seeds	68,971	17,220	—	46,020	132,211
Fuel, lubricants and others	1,078	1,468	1,419	4,636	8,601
Maintenance and repairs	1,913	6,693	3,979	3,172	15,757
Freights	4,245	609	202	—	5,056
Contractors and services	49,533	22,321	—	8,620	80,474
Feeding expenses	271	101	24,940	—	25,312
Veterinary expenses	217	84	3,715	—	4,016
Energy power	47	5,447	1,286	—	6,780
Professional fees	552	404	309	489	1,754
Other taxes	1,273	249	14	128	1,664
Lease expense and similar arrangements	45,794	968	—	4,978	51,740
Others	925	1,394	386	1,280	3,985
Subtotal	180,353	68,277	43,842	128,308	420,780
Own agricultural produce consumed	810	155	16,984	—	17,949
Total	181,163	68,432	60,826	128,308	438,729

Biological assets in December 31, 2023 and 2022 were as follows:

	2023	2022
Non-current
Cattle for dairy production (i)	23,191	29,483
Breeding cattle (ii)	371	821
Other cattle (ii)	144	318
	23,706	30,622
Current
Breeding cattle (iii)	6,037	7,075
Other cattle (iii)	—	562
Sown land – crops (ii)	49,813	66,002
Sown land – rice (ii)	32,023	52,752
Sown land – sugarcane (ii) (iv)	116,458	109,431
	204,331	235,822
Total biological assets	228,037	266,444

(i)Classified as bearer and mature biological assets.
(ii)Classified as consumable and immature biological assets.
(iii)Classified as consumable and mature biological assets.
(iv)It includes 3,833 and 4,849 of crops planted in sugarcane farms.
The fair value less estimated point of sale costs of agricultural produce at the point of harvest amounted to US$419,442 for the year ended December 31, 2023 (2022: US$522,894).

The following table presents the Group’s biological assets that are measured at fair value at December 31, 2023 and 2022 (See Note 17 for a the description of each fair value level):

	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	23,191	—	23,191	—	29,483	—	29,483
Breeding cattle	6,408	—	—	6,408	7,896	—	—	7,896
Other cattle	—	144	—	144	—	880	—	880
Sown land – sugarcane	—	—	116,458	116,458	—	—	109,431	109,431
Sown land – crops	—	—	49,813	49,813	—	—	66,002	66,002
Sown land – rice	—	—	32,023	32,023	—	—	52,752	52,752

There were no transfers between any levels during the year.

The following significant unobservable inputs were used to measure the Group’s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2023	2022
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)
'-Sugarcane yield: 50-100 tonnes/ha -Sugarcane TRS: 120-140 kg of sugar/tonnes of cane -Maintenance costs: 550-850 US$/ha -Harvest costs: 7.0-13.0 US$/tonnes of cane -Leasing costs: 12.0-14.4 tonnes/ha-Discount rate: 14.44% in Brazilian real.

'-Sugarcane yield: 50-100 tonnes/ha - Sugarcane TRS: 120-140kg of sugar/tonnes of cane - Maintenance costs: 500-800 US$/ha - Harvest costs: 6.0-12.0 US$/ tonnes of cane - Leasing costs: 12.0-14.4 tonnes/ha-Discount rate: 16.49% in Brazilian real.
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 0.37 – 4.6 tonnes/ha for Wheat, 3.6 – 11 tonnes/ha for Corn, 0.9 - 3.7 tonnes/ha for Soybean, 0.8 - 2.2 for Sunflower and 2.4 - 3.6 tonnes/ha for Peanut - Commercial Costs: 14-39 US$/tonnes for Wheat, 16-65 US$/tonnes for Corn, 21-48 US$/tonnes for Soybean, 22-65 US$/tonnes for Sunflower and 25-56 US$/ha for Peanut - Production Costs: 143-823 US$/ha for Wheat, 231-1318 US$/ha for Corn, 193-776 US$/ha for Soybean, 215-1000 US$/ha for Sunflower and 861-1866 US$/ha for Peanut-Discount rate: 6% in US$.

'- Crops yield: 1.00 – 5.6 tonnes/ha for Wheat, 1.6 – 13  tonnes/ha for Corn, 0.4 - 5.0 tonnes/ha for Soybean, 0.9-2.2 for Sunflower and 1.8 - 5.1 tonnes/ha for Peanut
- Commercial Costs: 13-45 US$/ha for Wheat, 16-65 US$/ha for Corn, 21-65 US$/ha for Soybean, 17-36 US$/ha for Sunflower and 28.0 - 46.0 US$/ha for Peanut
- Production Costs: 200-840 US$/ha for Wheat, 325-1500 US$/ha for Corn, 260-1100 US$/ha for Soybean, 280-890 US$/ha for Sunflower and 756.0 - 2,000.0 US$/ha for Peanut-Discount rate: 6% in US$.
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 4.7 -6.4 tonnes/ha -Commercial Costs: 2-5 US$/ha -Production Costs: 1033-3121 US$/ha-Discount rate: 6% in US$.	'-Rice yield: 1.4 -9.2 tonnes/ha -Commercial Costs: 3-23 US$/ha -Production Costs: 760-1250 US$/ha-Discount rate: 6% in US$.	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.

As of December 31, 2023, the impact of a reasonable 10% increase / (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s biological asset less cost to sell of US$23.3 million for sugarcane, US$3.4 million for crops and US$6.5 million for rice.

As of December 31, 2022, the impact of a reasonable 10% increase / (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s biological asset less cost to sell of US$18.5 million for sugarcane, US$3.8 million for crops and US$6.0 million for rice.

 “La Niña” weather event
“La Niña” is a weather phenomenon caused by the fluctuation of the ocean temperatures in the central and eastern equatorial Pacific due to changes in the atmosphere, which affects the climate of several regions worldwide. When the temperature of the ocean decreases by 0.5°C below the five-quarter average, a so called “La Niña” weather pattern begins. This whether phenomenon is characterized by below average precipitations during spring and summertime in South America. We have experienced this weather pattern in Argentina and Uruguay, where most of our Farming operations are based, throughout the last three consecutive years and it has extended its effects during the beginning of 2023 and continue affecting production as of today, resulting in a severe drought in almost all productive regions in Argentina and Uruguay. Our diversification in terms of geographic footprint and crops planted (soybean, peanut, corn, wheat, sunflower, among others), acts as a natural hedge against weather risk, and enables us to adopt defensive strategies such as delaying planting activities and switching between crops which are either more resilient to dry weather or have a later development stage. However, and despite our ability to partially mitigate this effect, during 2023, as a consequence of the La Niña weather event, we foresee that the yields of our different crops had a reduction ranging from 18% to 60%, depending on the crop, thus significantly affecting our results of operations.